ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	As of December 31,
	2016	2017
	RMB	RMB
Advances to suppliers - current	333,291,005	404,600,994
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	325,766,259	397,076,248